Share Capital and Capital reserve (Details) € in Millions	Sep. 30, 2019 $ / shares	Sep. 30, 2019 EUR (€) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 EUR (€) shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve		€ 2,120.0		€ 1,762.3
Listing and share transaction costs		(25.0)		(13.8)
Total net share capital and capital reserve		2,095.0		1,748.5
Ordinary shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve		2,109.4		1,751.7
Founder Preferred shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve		€ 10.6		€ 10.6
Issued Capital and Capital Reserve | Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares	$ 10.00		$ 10.00
Issued and fully paid (in shares) | shares		194,505,457		174,229,051
Issued Capital and Capital Reserve | Founder Preferred shares
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares	$ 10.00		$ 10.00
Issued and fully paid (in shares) | shares		1,500,000		1,500,000